UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 16, 2006 to October 16, 2006

Commission File Number of issuing entity: 333-126790-14


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173331, 32-0173332, 32-0173333
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 16, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-B, Revolving Home Equity Loan Asset Backed Notes, Series 2006-B.

         The distribution report  is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders  on October  16,  2006 is filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-B (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: October 30, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders


                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                October 16, 2006

                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Group Report   ------------------------------------------------- 10
Delinquency Totals   ------------------------------------------------------- 11
Bankruptcy Group Report   -------------------------------------------------- 11
Foreclosure Group Report   ------------------------------------------------- 11
REO Group Report   --------------------------------------------------------- 11



IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                                          October 16, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL           BEGINNING                                                                              ENDING
             FACE               PRINCIPAL                                                      REALIZED   DEFERRED     PRINCIPAL
CLASS        VALUE              BALANCE         PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A        400,000,000.00     363,346,091.42   8,988,904.76   1,723,976.27   10,712,881.03        0.00       0.00     354,357,186.66
2A        750,000,000.00     621,008,454.91  18,210,331.07   2,941,165.04   21,151,496.11        0.00       0.00     602,798,123.84
AIO       770,137,099.80     597,678,250.00           0.00   1,992,260.83    1,992,260.83        0.00       0.00     597,678,250.00
C                   0.00               0.00           0.00     909,094.27      909,094.27        0.00       0.00               0.00
R1                  0.00               0.00           0.00           0.00            0.00        0.00       0.00               0.00
R2                100.00               0.00           0.00           0.00            0.00        0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,920,137,199.80   1,582,032,796.33  27,199,235.83   7,566,496.41   34,765,732.24        0.00       0.00   1,554,833,560.50
-----------------------------------------------------------------------------------------------------------------------------------
AIO1      220,024,779.00     185,779,102.00           0.00     619,263.67      619,263.67        0.00       0.00     185,779,102.00
AIO2      550,112,320.80     411,899,148.00           0.00   1,372,997.16    1,372,997.16        0.00       0.00     411,899,148.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              CURRENT
                            BEGINNING                                                      ENDING             PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL     INTEREST        TOTAL           PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         126685CX2    908.36522855      22.47226190     4.30994068    26.78220258       885.89296665         5.510000%
2A         126685CS5    828.01127321      24.28044143     3.92155339    28.20199481       803.73083179         5.500000%
AIO        126685CT1    776.06733938       0.00000000     2.58689113     2.58689113       776.06733938         3.930374%
R2         126685CW6      0.00000000       0.00000000     0.00000000     0.00000000         0.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                  823.91653914      14.16525644     3.94060196    18.10585840       809.75128270
-----------------------------------------------------------------------------------------------------------------------------------
AIO1          N/A       844.35536236       0.00000000     2.81451786     2.81451786       844.35536236         4.000000%
AIO2          N/A       748.75463142       0.00000000     2.49584877     2.49584877       748.75463142         4.000000%
-----------------------------------------------------------------------------------------------------------------------------------


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                                          October 16, 2006

General Information:
Record Date                                                                                                          10/15/2006
LIBOR Determination Date                                                                                             09/13/2006
Payment Date                                                                                                         10/16/2006
Determination Date                                                                                                   10/11/2006
Interest Period
        Beginning                                                                                                    09/15/2006
        Ending                                                                                                       10/15/2006
Number of Days in Interest Period                                                                                            31
Collection Period
        Beginning                                                                                                    09/01/2006
        Ending                                                                                                       09/30/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
        Collections on Mortgage Loans
        Interest payments on Mortgage Loans                                                                        8,017,669.62
        Principal payments on Mortgage Loans                                                                      38,569,382.73
        Purchase Price (for Mortgage Loans modified by the Master Servicer)                                          677,779.09
        Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                    0.00
        Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                0.00
        Transfer Deposit Amount                                                                                            0.00
        Net Liquidation Proceeds (net of Foreclosure Profits)                                                              0.00
        Insurance Proceeds                                                                                                 0.00
        Deposits by Master Servicer for losses on Eligible Investments                                                     0.00
        Investment income on Eligible Investments                                                                          0.00
        Servicer Advances                                                                                                  0.00
        Termination purchase price (for 10% clean-up call)                                                                 0.00
        Other Proceeds / Amounts
        Amount Related To Principal                                                                                  154,756.26
        Others                                                                                                         5,832.17
Total Deposits                                                                                                    47,425,419.87

        Deposit from Master Servicer of collections after the Cut-off Date
        but prior to the Closing Date (excluding accrued interest)                                                         0.00

Withdrawals
        Investment income on Eligible Investments paid to Master Servicer                                                  0.00
        Amount withdrawn to purchase Additional Balances                                                                   0.00
        Amount transferred to Payment Account                                                                     47,051,683.22
        Other Permitted Withdrawal per the Sale and Servicing Agreement                                              373,736.65
Total Withdrawals                                                                                                 47,425,419.87

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
        Deposit from Collection Account                                                                           47,051,683.22
        Deposits by Master Servicer for losses on Eligible Investments                                                     0.00
        Investment income on Eligible Investments                                                                          0.00
        Cash Released from Additional Loan Account (First Payment Date)                                                    0.00
        Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
        (first two Payment Dates only)                                                                                     0.00
        Deposit from Master Servicer for Shortfalls due to Longer Interest Period
        or Prefunding (First Payment Date Only)                                                                            0.00
Total Deposits                                                                                                    47,051,683.22

Withdrawals
        Investment income on Eligible Investments paid to Master Servicer                                                  0.00
        Payment pursuant to Section 8.03 of the Indenture                                                         47,051,683.22
Total Withdrawals                                                                                                 47,051,683.22

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00


POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
        Amount deposited from amounts paid under the Policy                                                                0.00
        Amount transferred to Payment Account                                                                              0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00


Cash Released from Principal Reserve Fund                                                                                  0.00


DISTRIBUTIONS

Amounts to be Distributed                                                                                         47,051,683.22

Group 1
Investor Interest Collections                                                                                      2,737,982.15
Principal Collections                                                                                              8,988,637.39
Subordinated Transferor Collections                                                                                  358,140.22
Credit Enhancement Draw Amount                                                                                             0.00

Group 2
Investor Interest Collections                                                                                      4,927,217.10
Principal Collections                                                                                             18,210,331.07
Subordinated Transferor Collections                                                                                  550,954.05
Credit Enhancement Draw Amount                                                                                             0.00
Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                            151,394.20
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           151,394.20

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   226,142.29
Amount paid to the Loan Insurance Policy Provider                                                                    226,142.29

Premium amount owing to the Insurer                                                                                   36,334.61
Premium amount paid to the Insurer                                                                                    36,334.61

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                            258,753.52
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           258,753.52

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   141,953.79
Amount paid to the Loan Insurance Policy Provider                                                                    141,953.79

Premium amount owing to the Insurer                                                                                   62,100.85
Premium amount paid to the Insurer                                                                                    62,100.85

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                       1,723,976.27
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                         1,723,976.27
Aggregate Investor Interest paid to Class 1-A Note                                                                 1,723,976.27
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                         0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                               0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                       2,941,165.04
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                         2,941,165.04
Aggregate Investor Interest paid to Class 2-A Note                                                                 2,941,165.04
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                         0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                               0.00

Principal Payments
Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                      267.37
Investor Loss Amount paid to Class 1-A Note                                                                              267.37

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                      0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                      8,988,637.39
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                              8,988,637.39

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                        0.00
Investor Loss Amount paid to Class 2-A Note                                                                                0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                      0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                     18,210,331.07
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                             18,210,331.07

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                         0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00


Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                            2,600,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                    784,750.16
and Transferor Principal Collections
Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                  267.37
Investor Floating Allocation Percentage for Class 1-A Note                                                              100.00%
Liquidation loss amounts for Mortgage Loans                                                                              267.37
Investor Loss Amount for Class 1-A Note                                                                                  267.37

Distributions to Issuer
Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                            4,875,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                  1,793,598.57
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                    0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                              100.00%
Liquidation loss amounts for Mortgage Loans                                                                                0.00
Investor Loss Amount for Class 2-A Note                                                                                    0.00

        Delinquency Group Report
        Group 1
        Category          Number     Principal Balance      Percentage
        1 Month             88          3,980,695.46          1.12%
        2 Month             20            816,801.00          0.23%
        3 Month             34          1,611,937.67          0.45%
        Total               142         6,409,434.13          1.81%

        Delinquency Group Report
        Group 2
        Category          Number     Principal Balance      Percentage
        1 Month             82         11,489,060.02          1.91%
        2 Month             33          4,869,264.58          0.81%
        3 Month             46          5,685,829.42          0.94%
        Total              161         22,044,154.02          3.66%

        Delinquency Totals
        Group Totals
        Category          Number     Principal Balance      Percentage
        1 Month            170         15,469,755.48          1.62%
        2 Month             53          5,686,065.58          0.59%
        3 Month             80          7,297,767.09          0.76%
        Total              303         28,453,588.15          2.97%


        Bankruptcy Group Report
        Group Number     Number of Loans    Principal Balance      Percentage
              1                 2              103,937.22            0.03%
              2                 0                    0.00            0.00%
        Total                   2              103,937.22            0.01%


        Foreclosure Group Report
        Group Number     Number of Loans    Principal Balance      Percentage
              1                 3               90,978.22            0.03%
              2                 5              496,382.47            0.08%
        Total                   8              587,360.69            0.06%


        REO Group Report
        Group Number     Number of Loans    Principal Balance      Percentage
              1                 0                 0.00               0.00%
              2                 0                 0.00               0.00%
        Total                   0                 0.00               0.00%

Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                      0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                      0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                              677,779.09

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                     363,346,091.42
Ending Loan Group Balance                                                                                        354,357,186.66
Change in Loan Group Balance                                                                                       8,988,904.76
Principal Collections                                                                                             13,530,489.82
Liquidation Loss Amount                                                                                                  267.37
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                       267.37
Additional Balances during Collection Period                                                                       4,541,852.43
Balance Check                                                                                                             -0.00

Group 2
Beginning Loan Group Balance                                                                                     621,008,454.91
Ending Loan Group Balance                                                                                        602,798,123.84
Change in Loan Group Balance                                                                                      18,210,331.07
Principal Collections                                                                                             25,855,994.15
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                       7,645,663.08
Balance Check                                                                                                             -0.00

OTHER INFORMATION
Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                     0.00

Interest payments on Mortgage Loans                                                                                2,889,376.35
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     2,889,376.35
Servicing Fee                                                                                                        151,394.20
Investor Interest Collections                                                                                      2,737,982.15

Beginning Loan Group Balance                                                                                     363,346,091.42
Principal payments on Mortgage Loans                                                                              13,530,489.82
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   13,530,489.82
Investor Principal Collections                                                                                    13,530,489.82
Additional Balances                                                                                                4,541,852.43
Ending Principal Balances                                                                                        354,357,186.66
Total Collections                                                                                                 16,268,471.97
Scheduled Principal Payment                                                                                        8,988,637.39

Mortgage Loans Average Daily Balance                                                                             363,066,954.50
Number of Mortgage Loans at beginning of Collection Period                                                             9,669.00
Number of Mortgage Loans at end of Collection Period                                                                   9,408.00
Loan Group Balance at beginning of Collection Period                                                             363,346,091.42
Loan Group Balance at end of Collection Period                                                                   354,357,186.66

Note Principal Balance of the Class 1-A Note                                                                     354,357,186.66
Original Note Principal Balance of the Class 1-A Note                                                            400,000,000.00
Class 1-A Factor                                                                                                           0.89

Weighted average remaining term of Mortgage Loans                                                                           289

Weighted Average Loan Rate                                                                                           10.248102%
Weighted Average Net Loan Rate                                                                                        8.922559%

Excess Interest                                                                                                      358,140.22

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                     0.00

Interest payments on Mortgage Loans                                                                                5,185,970.62
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     5,185,970.62
Servicing Fee                                                                                                        258,753.52
Investor Interest Collections                                                                                      4,927,217.10

Beginning Loan Group Balance                                                                                     621,008,454.91
Principal payments on Mortgage Loans                                                                              25,855,994.15
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   25,855,994.15
Investor Principal Collections                                                                                    25,855,994.15
Additional Balances                                                                                                7,645,663.08
Ending Principal Balances                                                                                        602,798,123.84
Total Collections                                                                                                 30,783,211.25
Scheduled Principal Payment                                                                                       18,210,331.07

Mortgage Loans Average Daily Balance                                                                             618,822,779.34
Number of Mortgage Loans at beginning of Collection Period                                                             6,391.00
Number of Mortgage Loans at end of Collection Period                                                                   6,232.00
Loan Group Balance at beginning of Collection Period                                                             621,008,454.91
Loan Group Balance at end of Collection Period                                                                   602,798,123.84

Note Principal Balance of the Class 2-A Note                                                                     602,798,123.84
Original Note Principal Balance of the Class 2-A Note                                                            750,000,000.00
Class 2-A Factor                                                                                                           0.80

Weighted average remaining term of Mortgage Loans                                                                           290

Weighted Average Loan Rate                                                                                           10.341611%
Weighted Average Net Loan Rate                                                                                        9.401063%

Excess Interest                                                                                                      550,954.05

LOAN MODIFICATION SUMMARY
Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                              0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                      93,553.88
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.01%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                            0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   152,571.96
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.01%

Loans with Credit Limit Modification - current                                                                     1,200,601.56
Loans with Credit Limit Modification - cumulative                                                                  4,781,447.88
Loans with Credit Limit Modification - % of Initial                                                                       0.42%

Loans with Gross Margin Modification - current                                                                             0.00
Loans with Gross Margin Modification - cumulative                                                                    274,286.26
Loans with Gross Margin Modification - % of Initial                                                                       0.02%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                              0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     174,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.02%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                            0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   355,497.49
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.03%

Loans with Credit Limit Modification - current                                                                       292,189.00
Loans with Credit Limit Modification - cumulative                                                                  2,329,704.00
Loans with Credit Limit Modification - % of Initial                                                                       0.20%

Loans with Gross Margin Modification - current                                                                             0.00
Loans with Gross Margin Modification - cumulative                                                                    250,121.51
Loans with Gross Margin Modification - % of Initial                                                                       0.02%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                         0.00
Rolling Three Month Delinquency Rate                                                                                       0.54

Loan Group 2
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                         0.00
Rolling Three Month Delinquency Rate                                                                                       1.34

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.